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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ________

   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BB Biotech AG
Address: Vordergasse 3
         Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adrian Bruengger
Title: SIGNING AUTHORITY
Phone: 41 (44) 267 67 00


Signature, Place, and Date of Signing: /s/ Adrian Bruengger
                                       -----------------------------------------
                                       Schaffhausen, Switzerland,
                                       November 10, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3

Form 13F Information Table Entry Total:         15

Form 13F Information Table Value Total: $1,086,610
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-11193               Biotech Focus N.V.
2     28-11191               Biotech Invest N.V.
3     28-11189               Biotech Target N.V.


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                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                   VOTING AUTHORITY
                             TITLE OF             VALUE    SHS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
       NAME OF ISSUER          CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Affymetrix Inc               COM      00826T108   15,480 2,000,000 SH       DEFINED           1 2,000,000   NONE NONE
Arena Pharmaceuticals Inc    COM      040047102    5,000 1,000,000 SH       DEFINED           3 1,000,000   NONE NONE
Biogen Idec Inc              COM      09062X103   86,056 1,711,199 SH       DEFINED           1 1,711,199   NONE NONE
Celgene Corp                 COM      151020104  276,182 4,364,439 SH       DEFINED           2 4,364,439   NONE NONE
Elan Corp                    ADR      284131208   16,005 1,500,000 SH       DEFINED           2 1,500,000   NONE NONE
Genentech Inc                COM NEW  368710406  165,569 1,867,036 SH       DEFINED           1 1,867,036   NONE NONE
Genentech Inc                COM NEW  368710406   17,736   200,000 SH  CALL DEFINED           1
Gilead Sciences Inc          COM      375558103  273,945 6,003,618 SH       DEFINED           1 6,003,618   NONE NONE
Incyte Corp                  COM      45337C102    7,246   947,166 SH       DEFINED           3   947,166   NONE NONE
Keryx Biopharmaceuticals Inc COM      492515101      329   939,311 SH       DEFINED           3   939,311   NONE NONE
Medicines Co                 COM      584688105   13,632   587,100 SH       DEFINED           3   587,100   NONE NONE
Optimer Pharmaceuticals Inc  COM      68401H104    7,950 1,000,000 SH       DEFINED           3 1,000,000   NONE NONE
Rigel Pharmaceuticals Inc    COM NEW  766559603    8,640   370,000 SH       DEFINED           3   370,000   NONE NONE
Vertex Pharmaceuticals Inc   COM      92532F100  166,200 5,000,000 SH       DEFINED           3 5,000,000   NONE NONE
Zymogenetics Inc             COM      98985T109   26,640 4,000,000 SH       DEFINED           3 4,000,000   NONE NONE


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